Supplementary Statement of Operations Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographic Information
Revenues:			$ 506
Taiwan [Member]
Geographic Information
Revenues:			$ 506